Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction
Property, plant and equipment, net	$ 15,541		$ 16,805	$ 26,278
Future minimum lease payments	24,446
Lease cost	1,100
Rent expense under operating leases		$ 1,100	4,400	$ 4,300	$ 4,100
Affiliated Entity | Corporate Headquarters Facility Rental
Related Party Transaction
Future minimum lease payments	23,500
Lease cost	800
Rent expense under operating leases	800
Stockholder D | Investor
Related Party Transaction
Accrued purchases	3,200		6,300
Outstanding purchase commitment	8,500		15,000
Accounts receivable from related parties	200		1,500
Stockholder D | Affiliated Entity | Assets Leased To Related Party [Member] | Machinery and equipment
Related Party Transaction
Property, plant and equipment, net	$ 500		$ 400